Prospectus and Statement of Additional Information Supplement -- June 16, 2004*

Product Name                                                                                    Prospectus      SAI
                                                                                                Form #          Form #
American Express(R) Succession Select Variable Life Insurance (April 30, 2004)                  S-6202 E        S-6333 A
American Express(R) Variable Universal Life III (April 30, 2004)                                S-6189 H        S-6333 A
American Express(R) Variable Universal Life (April 30, 2004)                                    S-6194 AE       S-6333 A

At a special meeting of the IDS Life Series Fund, Inc. shareholders held on June 9, 2004, the merger of the funds on the left in the list below ("Selling Funds") with those on the right ("Buying Funds") was approved.

----------------------------------------------------- -------------------------------------------------------------------
Selling Fund                                          Buying Fund
----------------------------------------------------- -------------------------------------------------------------------
Life Series - Equity Portfolio                        AXP Variable Portfolio - Capital Resource Fund
----------------------------------------------------- -------------------------------------------------------------------
Life Series - Equity Income Portfolio                 AXP Variable Portfolio - Diversified Equity Income Fund
----------------------------------------------------- -------------------------------------------------------------------
Life Series - Government Securities Portfolio         AXP Variable Portfolio - Short Duration U.S. Government Fund
----------------------------------------------------- -------------------------------------------------------------------
Life Series - Income Portfolio                        AXP Variable Portfolio - Diversified Bond Fund
----------------------------------------------------- -------------------------------------------------------------------
Life Series - International Equity Portfolio          AXP Variable Portfolio - International Fund
----------------------------------------------------- -------------------------------------------------------------------
Life Series - Managed Portfolio                       AXP Variable Portfolio - Managed Fund
----------------------------------------------------- -------------------------------------------------------------------
Life Series - Money Market Portfolio                  AXP Variable Portfolio - Cash Management
----------------------------------------------------- -------------------------------------------------------------------

The merger is expected to take place on July 9, 2004. Upon the merger, AXP(R) Variable Portfolio - Capital Resource Fund will change its name to AXP(R) Variable Portfolio - Large Cap Equity Fund.






S-6202-6 A (6/04)

* Valid until next prospectus update.
Destroy May 1, 2005